Retail Credit Facilitation Service Fees - Summary of Remaining Performance Obligations of Long Term Contracts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year	¥ 30,764,730	¥ 33,819,203
Expected to be recognized within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year	20,908,676	22,814,799
Expected to be recognized in one to two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year	8,131,102	9,054,717
Expected to be recognized in two to three years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year	¥ 1,724,952	¥ 1,949,687